Other general administrative expenses - Schedule of technical reports includes the fees paid by various Group companies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expense [abstract]
Audit	€ 118.5	€ 122.3	€ 117.5
Audit-related services	15.0	13.6	8.6
Tax services	0.1	0.9	1.6
All other	7.1	7.4	5.9
Total	€ 140.7	€ 144.2	€ 133.6